LOAN FROM A THIRD PARTY	12 Months Ended
Dec. 31, 2018
Loan From Third Party [Abstract]
Loan From Third Party [Text Block]
NOTE 11. LOAN FROM A THIRD PARTY

	As of December 31,
	2018	2017
Principle of loan from a third party	$2,185,569	$-
Accrued interest payable	67,303	-
Total	$2,252,872	$-

During the year ended
December 31, 2018, the Company borrowed a loan from a third party in the amount of $2,185,569 (RMB
15,000,000
) with an interest rate of 4% per annum. The term of the loan was from March 25, 2018 to March 24, 2019. Interest shall be paid together with the principle on the due date. The interest payable as of December 31, 2018 was $67,303. On March 14, 2019, the loan principal and interests were fully repaid.